UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net income	$ 1,213,525	$ 1,696,190	$ 1,968,168	$ 2,311,401
Adjustments for:
Depreciation and amortization	27,537	15,368	41,046	24,730
Expected credit loss expenses	7,849	8,819	13,620	2,815
Share of loss from equity method investment	9,398		13,324
Impairment from other non-current assets	32,326		62,565
Foreign exchange (gains)	(92,231)	(27,008)	101,528	(85,904)
Share-based compensation	97,251	33,416	148,705	64,295
Realized gain from short-term investments	(12,491)	0	(16,919)	0
Fair value losses	6,867		8,989
Deferred income tax benefit	(534)	(8,791)	(11,707)	(8,266)
Amortisation of right-of-use assets	47,948	36,571	65,932	61,567
Changes in operating assets:
Net (increase)/decrease in securities purchased under agreements to resell	106,203		83,854	(10,000)
Net increase in loans and advances	749,496	(34,368,174)	(183,956)	(12,011,505)
Net (increase)/decrease in accounts receivable from clients and brokers	799,777	(4,327,609)	3,023,178	(3,104,633)
Net decrease in accounts receivable from clearing organizations	49,169	607,850	364,015	116,202
Net decrease/(increase) in accounts receivable from fund management companies and fund distributors	(48,197)	153,270	(8,244)	167,067
Net increase in interest receivable	(38,629)	(16,563)	(95,509)	(18,218)
Net increase in prepaid assets	156	(20,698)	(5,469)	(7,915)
Net increase in other assets	(485,889)	(3,318)	(464,987)	(121,226)
Changes in operating liabilities:
Net (decrease)/increase in amounts due to related parties	12,708	(59,635)	4,567	(49,290)
Net increase in accounts payable to clients and brokers	15,589,859	20,794,806	453,196	17,468,089
Net increase in accounts payable to clearing organizations	965,964	512,718	1,656,531	337,671
Net (decrease)/increase in accounts payable to fund management companies and fund distributors	(7,145)	(31,236)	14,453	(73,172)
Net (decrease)/increase in payroll and welfare payable	66,425	(23,472)	161,408	(5,798)
Net increase/(decrease) in interest payable	(5,025)	8,649	(19)	8,151
Net decrease in operating lease liabilities	(32,540)	(31,120)	(71,875)	(51,469)
Net decrease in securities sold under agreements to repurchase	(4,467,861)	182,982	(4,467,861)	(541,530)
Net increase/(decrease) in other liabilities	(473,827)	515,257	(688,250)	731,721
Net cash (used in)/generated from operating activities	14,118,089	(14,351,728)	2,170,283	5,204,783
Cash flows from investing activities
Purchase of property and equipment and intangible assets	(62,660)	(28,622)	(75,485)	(57,419)
Purchase of short-term investments	(3,361,817)		(3,377,186)
Proceeds from disposal of short-term investments	4,548,040		4,560,076
Acquisition of long-term investments	(235,434)		(235,434)	0
Maturity of term deposits		300,000		300,000
Cash paid for acquisition, net of cash acquired	(102,008)		(102,008)
Net cash generated from investing activities	786,121	271,378	769,963	242,581
Cash flows from financing activities
Proceeds from public offering, net of issuance costs		10,856,525		10,856,525
Proceeds from exercise of employee share options	12,937	18,548	13,446	19,842
Purchase of treasury stock	(2,731,027)		(2,796,464)
Proceeds from other borrowings	37,827,127	50,788,801	55,493,584	42,974,942
Repayment of other borrowings	(39,827,600)	(26,942,607)	(55,296,296)	(40,515,517)
Payment of other financing expenses	(1,570)		(8,093)	(348)
Net cash generated from/(used in) financing activities	(4,720,133)	34,721,267	(2,593,823)	13,335,444
Effect of exchange rate changes on cash, cash equivalents and restricted cash	89,218	30,620	(108,099)	88,578
Net increase in cash, cash equivalents and restricted cash	10,273,295	20,671,537	238,324	18,871,386
Cash and cash equivalents at beginning of the period	59,291,512	43,521,758	59,291,512	43,521,758
Cash and cash equivalents at end of the period	69,564,807	64,193,295	59,529,836	62,393,144
Cash, cash equivalents and restricted cash
Cash and cash equivalents	6,300,400	1,773,938	6,865,549	2,082,051
Cash held on behalf of clients	63,262,436	62,419,357	52,662,417	60,311,093
Restricted Cash	1,971		1,870
Cash, cash equivalents and restricted cash at end of the period	69,564,807	64,193,295	59,529,836	62,393,144
Supplemental disclosure
Interest paid	(70,852)	(238,318)	(110,544)	(313,135)
Income tax paid	(216,122)	(79,825)	(309,296)	(93,707)
Cash paid for amounts included in operating lease liabilities	$ (52,028)	$ (39,704)	$ (81,343)	$ (64,955)